February 12, 2010

Securities and Exchange Commission
Office of Filings and Informational Services
100 F Street, NE
Washington, D.C. 20549

Attention:	John Grzeskiewicz
Division of Investment Management

Re:	Re: The Dreyfus/Laurel Funds, Inc.(the “Registrant”)
-Dreyfus Small Cap Value Fund

Registration Statement File Nos. 811-5202 and 33-16338

Dear Mr. Grzeskiewicz:

     In connection with its request that the effectiveness of the post-effective amendment to the registration statement (the “Registration Statement”) of the above-referenced series of the Registrant be accelerated, the Registrant hereby states the following:

     (i) The Registrant acknowledges that in connection with the comments made by the staff of the Commission on the Registration Statement, the staff has not passed generally on the accuracy or adequacy of the disclosure made in the Registration Statement;

     (ii) The Registrant acknowledges that the acceleration of the effectiveness of its Registration Statement does not relieve the Registrant of its responsibility for adequate and accurate disclosure in the Registration Statement; and

     (iii) The Registrant represents that it will not assert as a defense in an action by the Commission or any other party the fact that the effectiveness of its Registration Statement was accelerated by the Commission.

Sincerely,

Michael A. Rosenberg
Chief Legal Officer
The Dreyfus Family of Funds

February 12, 2010

Securities and Exchange Commission
Office of Filings and Informational Services
100 F Street, NE
Washington, D.C. 20549
ATTN: John Grzeskiewicz

Re: The Dreyfus/Laurel Funds, Inc. (the “Registrant”)
-Dreyfus Small Cap Value Fund

Registration Statement File Nos. 811-5202 and 33-16338

Ladies and Gentlemen:

     As principal underwriter of the securities of the above-mentioned series of the Registrant (the “Fund”), we hereby join the Fund in requesting that the effective date for the Fund’s Post-Effective Amendment No. 116 to the Registration Statement be accelerated so that it will become effective on March 1, 2010 at 9:00 a.m., New York time, or as soon thereafter as may be practicable.

Very truly yours,
MBSC SECURITIES CORPORATION

James Bitetto,
Assistant Secretary

February 12, 2010

Securities and Exchange Commission
Office of Filings and Informational Services
100 F Street, NE
Washington, D.C. 20549
ATTN: John Grzeskiewicz

Re: The Dreyfus/Laurel Funds, Inc.
-Dreyfus Small Cap Value Fund

Registration Statement File Nos. 811-5202 and 33-16338

Ladies and Gentlemen:

     The undersigned hereby requests that the effective date for the above-referenced Post-Effective Amendment No. 116 to the Registration Statement be accelerated so that it will become effective on March 1, 2010 at 9:00 a.m., New York time, or as soon thereafter as may be practicable.

Very truly yours,

The Dreyfus/Laurel Funds, Inc.

Michael A. Rosenberg,
Secretary

February 12, 2010

Securities and Exchange Commission
Office of Filings and Informational Services
100 F Street, NE
Washington, D.C. 20549

ATTN: John Grzeskiewicz

Re: The Dreyfus/Laurel Funds, Inc. (the “Registrant”)
-Dreyfus Small Cap Value Fund

Registration Statement File Nos. 811-5202 and 33-16338

Ladies and Gentlemen:

     On behalf of the above-referenced fund (the “Fund”), transmitted for filing is Post-Effective Amendment No. 116 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). The prospectus, the Statement of Additional Information and part C have been marked to show changes from the Post Effective Amendment No. 115 (“PEA No. 115), which was filed with the Securities and Exchange Commission pursuant to Rule 485(a) on December 28, 2009. PEA No. 115 was filed on behalf of the Fund and other series of the Registrant to incorporate the Summary section to the prospectuses.

     This Amendment is meant to supersede and replace PEA No. 115, as it applies to the Fund only. It should not impact the other series of the Registrant. The purpose of this Amendment is to reflect changes to the Fund’s portfolio management team, the Fund’s investment style, the Fund’s name to Dreyfus Small Cap Fund and the Fund’s benchmark. These changes became effective on February 12, 2010.

     This filing is made pursuant to Rule 485(a)(i) under the Securities Act of 1933, as amended, to become effective on March 1, 2010. The Registrant will file, prior to the effective date of the Amendment, a further amendment to its Registration Statement to update certain financial information on behalf of the Fund and other series of the Registrant.

     Please call me with any comments or questions you may have at (212) 922-6795.

Sincerely,

James Bitetto
Assistant Secretary